VEDDER PRICE	VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
222 NORTH LASALLE STREET
CHICAGO, ILLINOIS 60601
312-609-7500
FACSIMILE: 312-609-5005

OFFICES IN CHICAGO, NEW YORK CITY AND ROSELAND, NEW JERSEY

September 6, 2005

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:          EquiTrust Series Fund, Inc. (the “Fund”)
Post-Effective Amendment No. 43 under the
Securities Act of 1933 and Amendment No. 43 under the
Investment Company Act of 1940
File Nos. 2-38512 and 811-2125

To the Commission:

The Fund is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) the Fund’s Post-Effective Amendment No. 43 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 43 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act.  The purpose of this Amendment is to add a new class of shares, the Class A Shares, to the Fund, as well as to, among other things, include new disclosures regarding market timing, disclosure of portfolio holdings and fair valuation as required by Form N-1A.  This Amendment is intended to become effective on December 1, 2005.

If you have any questions or comments concerning this filing, please contact me at (312) 609-7616 or James A. Arpaia at (312) 609-7618.

Very truly yours,

/s/Renee M. Hardt

Renee M. Hardt